NORTHERN CALIFORNIA WILDFIRES IMPACT (range of estimated losses) (Details) $ in Millions	Oct. 31, 2018 USD ($)
Minimum [Member]
Loss due to catastrophe estimate	$ 125
Maximum [Member]
Loss due to catastrophe estimate	$ 135